COMMON STOCK (Details 5) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class of Warrant or Right [Line Items]
Number	20,609,086	22,733,685	28,260,666	1,064,140
Exercise Price		$ 0.75	$ 0.73	$ 0.25
Warrants [Member]
Class of Warrant or Right [Line Items]
Number	20,609,086	21,918,142
Exercise Price C$0.72 [Member]
Class of Warrant or Right [Line Items]
Number	3,125,000	3,125,000
Exercise Price	$ 0.72	$ 0.72
Expiry Date	Dec. 22, 2018	Dec. 22, 2018
Exercise Price C$0.75 [Member]
Class of Warrant or Right [Line Items]
Number	9,150,285	9,150,285
Exercise Price	$ 0.75	$ 0.75
Expiry Date	Jan. 19, 2019	Jan. 19, 2019
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	3,860,800	182,910
Exercise Price	$ 0.85	$ 0.85
Expiry Date	Feb. 14, 2020	Feb. 27, 2017
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	2,964,682
Exercise Price	$ 0.85
Expiry Date	Feb. 21, 2020
Exercise Price C$0.85 [Member]
Class of Warrant or Right [Line Items]
Number	617,649
Exercise Price	$ 0.85
Expiry Date	Feb. 28, 2020
Exercise Price C$0.90 [Member]
Class of Warrant or Right [Line Items]
Number	890,670
Exercise Price	$ 0.9
Expiry Date	Mar. 31, 2020
Exercise Price C$0.65 [Member]
Class of Warrant or Right [Line Items]
Number		6,745,947
Exercise Price		$ 0.65
Expiry Date		Nov. 10, 2016
Exercise Price C$1.00 [Member]
Class of Warrant or Right [Line Items]
Number		2,714,000
Exercise Price		$ 1.00
Expiry Date		Feb. 27, 2017